UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL    April 7, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    30

Form13F Information Table Value Total:     $89,915(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW COM              COM              00817Y108     3318    78842 SH       Sole                    67537             11305
AFLAC INC                      COM              001055102     4181    64377 SH       Sole                    54975              9402
APPLE COMPUTER INC COM         COM              037833100    10601    73875 SH       Sole                    63274             10601
BANCORPSOUTH INC COM           COM              059692103      384    16570 SH       Sole                    16570
BEST BUY CO INC                COM              086516101     1937    46728 SH       Sole                    37728              9000
CORE LABORATORIES N V COM      COM              N22717107     4778    40049 SH       Sole                    34229              5820
CORNING INC                    COM              219350105     2233    92872 SH       Sole                    78922             13950
EBAY INC                       COM              278642103     3156   105773 SH       Sole                    90677             15096
GENENTECH INC                  COM              368710406     3968    48880 SH       Sole                    42876              6004
GOOGLE INC                     COM              38259P508     3158     7169 SH       Sole                     6137              1032
HANSEN NATURAL CORP            COM              411310105     2526    71557 SH       Sole                    61118             10439
HUBBELL INC CL B               COM              443510201     2011    46028 SH       Sole                    39454              6574
MEMC ELECTRONIC MTRL           COM              552715104     4011    56579 SH       Sole                    48515              8064
METLIFE INC COM                COM              59156R108     2097    34796 SH       Sole                    29660              5136
NATL INSTRUMENTS CORP          COM              636518102     3159   120840 SH       Sole                   103455             17385
NATL OILWELL VARCO             COM              637071101     2147    36774 SH       Sole                    31078              5696
NOKIA CORP SPONSORED ADR       COM              654902204     2830    88925 SH       Sole                    75909             13016
NWS CORP                       COM              65248E203     3045   159929 SH       Sole                   137065             22864
OM GROUP INC                   COM              670872100      868    15922 SH       Sole                    13629              2293
ORACLE CORP COM                COM              68389X105     3667   187456 SH       Sole                   160805             26651
ORBITAL SCIENCES CORP COM      COM              685564106      610    25326 SH       Sole                    25326
SCHWAB CHARLES CP NEW COM      COM              808513105     2005   106482 SH       Sole                    91030             15452
SEAGATE TECHNOLOGY             COM              G7945J104     2102   100367 SH       Sole                    85396             14971
SMITH INTL                     COM              832110100     3615    56279 SH       Sole                    48227              8052
STRYKER CORP COM               COM              863667101     5033    77369 SH       Sole                    66397             10972
TELEFONICA                     COM              879382208     1884    21775 SH       Sole                    18422              3353
TEXTRON INC                    COM              883203101     1933    34881 SH       Sole                    29862              5019
TRANSOCEAN INC NEW SHS.        COM              G90073100     3488    25802 SH       Sole                    22127              3675
WALT DISNEY CO                 COM              254687106     1879    59873 SH       Sole                    51115              8758
XILINX INC                     COM              983919101     3291   138553 SH       Sole                   118754             19799